Earnings Per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share Basic And Diluted [Abstract]
Net income attributed to AMPNI shareholders	$ 51,871	$ 34,841	$ 16,090
Less: Dividends declared and undistributed earnings allocated to unvested shares	(2,078)	(1,392)	(627)
Basic income available to common stockholders	$ 49,793	$ 33,449	$ 15,463
Basic weighted average number of common shares outstanding	44,919,189	47,271,582	46,271,716
Diluted weighted average number of common shares outstanding	44,919,189	47,271,582	46,271,716
Basic earnings per common share	$ 1.11	$ 0.71	$ 0.34
Diluted earnings per common share	$ 1.11	$ 0.71	$ 0.34